QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 29, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 30, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Contract revenue	$ 64,161,000	$ 69,007,000	$ 71,833,000	$ 68,351,000	$ 57,425,000	$ 58,660,000	$ 58,941,000	$ 33,915,000	$ 273,352,000	$ 208,941,000	$ 135,103,000
Income from operations	2,994,000	4,183,000	4,563,000	1,964,000	2,689,000	3,053,000	3,964,000	1,838,000	13,704,000	11,544,000	7,530,000
Income tax (benefit) expense	(277,000)	1,292,000	1,220,000	(673,000)	1,078,000	548,000	731,000	711,000	1,562,000	3,068,000	3,082,000
Net income	$ 3,290,000	$ 2,886,000	$ 3,312,000	$ 2,641,000	$ 1,569,000	$ 2,462,000	$ 3,190,000	$ 1,078,000	$ 12,129,000	$ 8,299,000	$ 4,259,000
Earnings per share:
Basic (in dollars per share)	$ 0.38	$ 0.33	$ 0.38	$ 0.32	$ 0.19	$ 0.30	$ 0.39	$ 0.13	$ 1.42	$ 1.01	$ 0.54
Diluted (in dollars per share)	$ 0.36	$ 0.31	$ 0.36	$ 0.30	$ 0.18	$ 0.28	$ 0.37	$ 0.13	$ 1.32	$ 0.97	$ 0.52
Weighted-average shares outstanding:
Basic (in shares)	8,689,000	8,730,000	8,603,000	8,281,000	8,334,000	8,308,000	8,207,000	7,996,000	8,541,000	8,219,000	7,834,000
Diluted (in shares)	9,231,000	9,248,000	9,136,000	8,854,000	8,959,000	8,720,000	8,530,000	8,244,000	9,155,000	8,565,000	8,113,000